                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5076

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       9/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Tax-Exempt
California Money Market Fund

ANNUAL REPORT TO SHAREHOLDERS

September 30, 2003

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.

Dear Shareholder:

Thank you for investing in the Tax-Exempt California Money Market Fund. To provide you with an update on holdings and financial highlights, on the following pages you will find the fund's annual report for its most recent fiscal year ended September 30, 2003. Briefly, for the period ended September 30, 2003, the fund's portfolio registered favorable performance and achieved its stated objectives of providing maximum current income to the extent consistent with stability of capital.

Economic Review

Over the past 12 months, the US equity market made a strong comeback, and the bull market for bonds ended, at least for the moment. Early signs of renewed economic growth have largely been the result of the Federal Reserve's strong monetary and fiscal policy. Inflation is still under control, with the Fed retaining a strong focus on this issue. But the risk of deflation also remains a concern, and short-term interest rate increases by central banks seem unlikely in the near future. During the period, the supply of short-term municipal paper nationwide increased sharply due to soft economic growth and slowdowns in state tax collections. Yields on one-year notes rose substantially, and the municipal money market yield curve shifted from an inverted to a positive slope, signaling investor preference for shorter maturities.

Due to falling revenues, rising expenditures and government inaction, the state of California was downgraded by all three major ratings services in July 2003. Our strategy, in light of the state's financial difficulties and credit downgrades, has been to move away from purchasing municipal bonds with direct credit exposure to the state, and to seek credits that are enhanced by third-party guarantors such as banks and insurance companies. This strategy should help to insulate the fund from the state's credit problems going forward. We are also purchasing securities of state agencies that provide essential services, expecting those agencies to be adequately funded and the creditworthiness of this debt to be sustained. In addition, we have been working to align the fund's portfolio more closely with its benchmark. This means that the portfolio would generally have 65%-70% exposure to variable-rate securities and 30%-35% exposure to fixed-rate securities.

Fund Results
As of September 30, 2003

7-Day Current Yield	Equivalent Taxable Yield
0.44%*	0.75%

We will continue to rebalance the fund's portfolio based on cash flows, asset growth and supply and demand.

At the close of the period, the average maturity of the fund's portfolio was approximately 29 days. We continue to manage the fund's portfolio conservatively, maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Joseph Benevento
Director September 2003

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

Notes

The fund's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, will fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and a combined Federal and State of California marginal income tax rate of 41.05%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

* The fund's investment adviser has agreed for the period after June 30, 2003 until September 30, 2003 to waive fees and absorb other operating expenses of the fund to the extent necessary to reduce the fund's total operating expenses, expressed as an annual rate, in accordance with the following declining schedule: (a) for the month of July 2003, the reduction was 0.20%; (b) for the month of August 2003, the reduction was 0.10%; and (c) for the month of September 2003, the reduction was 0.05%. The fund presently experiences the full level of operating expenses. Without the effect of this waiver, the 7-day current yield and equivalent taxable yield would have been 0.40% and 0.68%, respectively.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Investment Portfolio as of September 30, 2003

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 99.6%
Alameda County, Certificate Participation, Series 410, 1.13%*, 144A, 9/1/2021 (c)	1,475,000	1,475,000
Alameda, Contra Costa School Financing Authority, Certificate Participation, Capital Improvement Financing Project, Series C , 1.08%*, 7/1/2025 (b)	445,000	445,000
Alameda, Contra Costa Transportation District, Revenue Anticipation Notes, 2.0%, 8/19/2004 (b)	1,000,000	1,008,905
California Community College Financing Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (c)	1,000,000	1,007,624
California Community Development Authority, 2.0%, 6/1/2004 (c)	1,030,000	1,037,001
California East Bay Water Authority, 0.9%, 1/8/2004	3,600,000	3,600,000
California Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 1.1%*, 7/1/2020 (b) (c)	300,000	300,000
California Health Facilities Financing Authority Revenue, Scripps Memorial Hospital, Series B, 1.07%*, 12/1/2015 (b) (c)	750,000	750,000
California Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 1.2%*, 2/1/2033 (b) (c)	300,000	300,000
California Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 1.11%*, 8/1/2033 (c)	2,000,000	2,000,000
California Housing Finance Agency Revenue, Series 843, AMT, 1.22%*, 144A, 11/1/2005 (b)	1,510,000	1,510,000
California Housing Finance Agency Revenue, Series D, AMT, 1.1%*, 8/1/2033 (b) (c)	3,000,000	3,000,000
California Multi Family Housing Revenue, Arbors Apartments, Series A, 1.0%*, 12/15/2032 (c)	600,000	600,000
California Multi Family Housing Revenue, California Hills Apartments, Series A, AMT, 1.1%*, 12/15/2032 (c)	2,000,000	2,000,000
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Browning-Ferris Industries, Series A, AMT, 1.05%*, 9/1/2019 (b)	500,000	500,000
California State Department of Water Resources, Central Valley Project Revenue, Series B-32, 1.09%*, 144A, 12/1/2025 (b) (c)	1,000,000	1,000,000
California State Department of Water Resources, Power Supply Revenue, Series B-4, 1.15%*, 5/1/2022 (b)	300,000	300,000
California State Department of Water Resources, Power Supply Revenue, Series C-17, 1.05%*, 5/1/2022 (b)	4,000,000	4,000,000
California State Department of Water Resources, Power Supply Revenue, Series C-9, 1.1%*, 5/1/2022 (b)	1,700,000	1,700,000
California State Department of Water Resources, Power Supply Revenue, Series M5J, 1.12%*, 144A, 5/1/2012 (b) (c)	1,500,000	1,500,000
California State University, 0.8%, 10/7/2003	2,003,000	2,003,000
California State University, 0.83%, 11/7/2003	2,000,000	2,000,000
California State Water & Sewer Revenue, 0.85%, 10/2/2003	2,823,000	2,823,000
California State Water & Sewer Revenue, 0.9%, 10/2/2003	1,800,000	1,800,000
California Statewide Communities Development Authority, Multi Family Housing Revenue, Irvine Apartments Community Project, Series W-3, AMT, 1.1%*, 4/1/2025 (b)	3,100,000	3,100,000
California Statewide Communities Development Authority, Tax & Revenue Anticipation Notes, Series A-1, 2.0%, 6/30/2004 (c)	1,500,000	1,512,420
California, General Obligation, 1.14%*, 144A, 10/1/2010 (b) (c)	1,500,000	1,500,000
California, General Obligation, Series 819-D, 1.18%*, 144A, 2/1/2028 (c)	3,698,000	3,698,000
California, General Obligation, Series C-1, 1.1%*, 5/1/2033 (b)	6,700,000	6,700,000
Contra Costa County, Multi Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 1.1%*, 12/1/2032 (b)	175,000	175,000
Emeryville, Multi Family Housing Revenue, Bay Street Apartments, Series A, AMT, 1.12%*, 10/15/2037 (b)	1,000,000	1,000,000
Fremont, Certificate Participation, Capital Improvement Financing Project, 1.03%*, 8/1/2030 (b)	980,000	980,000
Fremont, Certificate Participation, Maintenance Center & Fire Project, 1.03%*, 8/1/2032 (b) (c)	2,000,000	2,000,000
Grant, Joint Union High School District, Certificate Participation, School Facilities Bridge Funding Program, 1.1%*, 9/1/2015 (c)	200,000	200,000
Grant, Joint Union High School District, Certificate Participation, School Facilities Bridge Funding Program, 1.1%*, 9/1/2034 (b) (c)	200,000	200,000
Hayward, Multi Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.12%*, 3/1/2033 (c)	500,000	500,000
Irvine East Investment Co., 1.05%*, 12/1/2005 (b)	200,000	200,000
Kern County, Certificate Participation, Kern Public Facilities Project, Series B, 1.05%*, 8/1/2006 (b)	255,000	255,000
Lancaster, Redevelopment Agency, Multi Family Housing Revenue, Westwood Park Apartments, Series K, 1.05%*, 12/1/2007 (b)	1,700,000	1,700,000
Los Angeles County Capital Asset Lease Revenue, 0.8%, 10/8/2003	2,000,000	2,000,000
Los Angeles County Capital Asset Lease Revenue, 0.87%, 10/8/2003	1,000,000	1,000,000
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 1.11%*, 7/1/2017	910,000	910,000
Los Angeles County Sanitation District Financing Authority Revenue, Capital Project, Series A, 5.25%, 10/1/2019 (c)	2,500,000	2,550,000
Los Angeles County Sanitation District Financing Authority Revenue, Sales Tax Revenue, 5.375%, 10/1/2013	2,500,000	2,550,000
Los Angeles, Regional Airports Improvement Corp., Los Angeles International Airport, AMT, 1.2%*, 12/1/2025 (b)	3,065,000	3,065,000
Los Angeles, Regional Airports Improvement Corp., Lease Revenue, Los Angeles International Airport, Series A, 1.16%*, 12/1/2025 (b)	2,243,900	2,243,900
Los Angeles, Union School District, 1.1%*, 144A, 1/1/2028 (c)	1,000,000	1,000,000
Los Angeles, Union School District, Series B-12, 1.09%*, 144A, 1/1/2027 (b) (c)	1,000,000	1,000,000
Los Angeles, Water and Power Revenue, Subseries A-2, 1.05%*, 7/1/2035 (b)	500,000	500,000
Los Angeles, Water and Power Revenue, Subseries A-4, 1.05%*, 7/1/2035 (b)	400,000	400,000
Los Angeles, Water and Power Revenue, Subseries A-5, 1.05%*, 7/1/2035 (b)	1,100,000	1,100,000
Los Angeles, Water and Power Revenue, Subseries B-6, 1.2%*, 7/1/2034 (b)	1,300,000	1,300,000
Mill Valley, School District, Tax & Revenue Anticipation Notes, 2.0%, 6/30/2004	1,000,000	1,008,055
Orange County Water Authority, 0.85%, 10/2/2003	2,000,000	2,000,000
Sacramento County, Multi Family Housing Revenue, Chesapeake Commons, Series C, AMT, 1.12%*, 2/15/2031 (c)	500,000	500,000
Salinas, Apartment Development Revenue, Mariner Village, Series B, 1.05%*, 4/1/2005 (b)	1,500,000	1,500,000
San Bernardino County, Certificate Participation, 1.14%*, 144A, 8/1/2028 (c)	1,740,000	1,740,000
San Bernardino County, Certificate Participation, Medical Center Financing Project, 1.11%*, 8/1/2026 (b) (c)	1,500,000	1,500,000
San Diego Regional Transportation, 0.85%, 11/10/2003	3,000,000	3,000,000
San Diego Union School District, Series 847, 1.11%*, 144A, 7/1/2020 (c)	3,000,000	3,000,000
San Francisco Bay Area, Rapid Transportation District, Sales Tax Revenue, 1.11%*, 144A, 1/1/2008 (b) (c)	1,250,000	1,250,000
San Francisco City & County, International Airport Revenue, 1.14%*, 144A, 5/1/2021	4,600,000	4,600,000
San Francisco City & County, Multi Family Housing Revenue, Orlando Cepeda Place, Series D, AMT, 1.2%*, 11/1/2033 (b)	270,000	270,000
San Francisco City & County, Multi Family Housing Revenue, Derek Silva Community, Series D, AMT, 1.2%*, 12/1/2019 (b)	1,000,000	1,000,000
San Francisco City & County, Public Utilities Commonwealth Clean Water Revenue, Series B20, 1.09%*, 144A, 10/1/2022 (b) (c)	2,000,000	2,000,000
San Jose, Multi Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 1.12%*, 3/1/2032 (c)	500,000	500,000
Santa Clara, Electric Revenue, Series B, 1.05%*, 7/1/2010 (b) (c)	410,000	410,000
Simi Valley, Multi Family Housing Revenue, Lincoln Wood Ranch , 1.1%*, 6/1/2010 (c)	1,600,000	1,600,000
Triunfo County, Sanitation District Revenue, 1.13%*, 6/1/2019 (b)	190,000	190,000
Val Verde Union School District, Certificate Participation, Series C, 1.25%*, 10/1/2022 (b)	970,000	970,000
Ventura County, Tax & Revenue Anticipation Notes, 1.5%, 7/1/2004	3,000,000	3,013,341
		110,050,246
Puerto Rico 0.4%
Puerto Rico, Commonwealth Highway and Transportation Authority, Transportation Revenue, Series A, 1.05%*, 7/1/2028 (b) (c)	200,000	200,000
Puerto Rico, General Obligation, Series 813-D, 1.13%*, 7/1/2020 (c)	200,000	200,000
		400,000
Total Investment Portfolio - 100.0% (Cost $110,450,246) (a)		110,450,246

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2003.
(a) Cost for federal income tax purposes was $110,450,246.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

At September 30, 2003, insurance concentrations greater than 10% of the Total Investment Portfolio were MBIA (12%) and FSA (11%).
AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2003
Assets
Investments in securities, at amortized cost	$ 110,450,246
Receivable for investments sold	1,337,317
Interest receivable	305,431
Other assets	328
Total assets	112,093,322
Liabilities
Due to custodian bank	13,915
Dividends payable	1,489
Accrued management fee	39,812
Other accrued expenses and payables	91,864
Total liabilities	147,080
Net assets, at value	$ 111,946,242
Net Assets
Net assets consist of: Undistributed net investment income	13,834
Accumulated net realized gain (loss)	(4,679)
Paid-in capital	111,937,087
Net assets, at value	$ 111,946,242
Shares outstanding	111,937,751
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended September 30, 2003
Investment Income
Income: Interest	$ 972,642
Expenses: Management fee	191,875
Services to shareholders	65,212
Custodian fees	12,213
Distribution services fees	287,813
Auditing	35,006
Legal	14,138
Trustees' fees and expenses	8,949
Reports to shareholders	12,623
Registration fees	30,458
Other	16,036
Total expenses, before expense reductions	674,323
Expense reductions	(31,716)
Total expenses, after expense reductions	642,607
Net investment income	330,035
Net realized gain (loss) on investment transactions	(4,679)
Net increase (decrease) in net assets resulting from operations	$ 325,356

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended September 30,
	2003	2002
Operations: Net investment income	$ 330,035	$ 3,646,977
Net realized gain (loss) on investment transactions	(4,679)	-
Net increase (decrease) in net assets resulting from operations	325,356	3,646,977
Distributions to shareholders from: Net investment income	(537,810)	(3,408,875)
Fund share transactions: Proceeds from shares sold	188,475,937	1,694,497,739
Reinvestment of distributions	486,605	3,438,684
Cost of shares redeemed	(524,679,601)	(1,762,841,448)
Net increase (decrease) in net assets from Fund share transactions	(335,717,059)	(64,905,025)
Increase (decrease) in net assets	(335,929,513)	(64,666,923)
Net assets at beginning of period	447,875,755	512,542,678
Net assets at end of period (including undistributed net investment income of $13,834 and $221,609, respectively)	$ 111,946,242	$ 447,875,755
Other Information
Shares outstanding at beginning of period	447,654,810	512,559,835
Shares sold	188,475,937	1,694,497,739
Shares issued to shareholders in reinvestment of distributions	486,605	3,438,684
Shares redeemed	(524,679,601)	(1,762,841,448)
Net increase (decrease) in Fund shares	(335,717,059)	(64,905,025)
Shares outstanding at end of period	111,937,751	447,654,810

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.007	.02	.03	.02
Less distributions from net investment income	(.006)	(.007)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.64[b]	.67	2.24	2.76	2.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	448	513	577	402
Ratio of expenses before expense reductions (%)	.77	.73	.79[a]	.72	.75
Ratio of expenses after expense reductions (%)	.74	.73	.76[a]	.72	.75
Ratio of net investment income (%)	.38	.72	2.23	2.75	2.14

a The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.
b Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2003, the Fund had a net tax basis capital loss carryforward of approximately $100 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011, the expiration date, whichever occurs first.

From November 1, 2002 through September 30, 2003, the Fund incurred approximately $4,600 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2004.

Distribution of Income. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At September 30, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed tax-exempt income	$ 25,451
Capital loss carryforwards	$ (100)

In addition, during the years ended September 30, 2003 and September 30, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from tax-exempt income	$ 537,810	$ 3,408,875

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended September 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.22% of the Fund's average daily net assets.

The Advisor has agreed for the period after June 30, 2003 until September 30, 2003 to waive fees and absorb other operating expenses of the Fund to the extent necessary to reduce the Fund's total operating expenses, expressed as an annual rate, in accordance with the following schedule: (a) for the month of July 2003, the reduction was 0.20%; (b) for the month of August 2003, the reduction was 0.10%; and (c) for the month of September 2003, the reduction was 0.05%. Thereafter, the Fund will experience the full level of operating expenses.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the year ended September 30, 2003, the amount charged to the Fund by SISC aggregated $57,217, of which $31,331 was not imposed, and $728 is unpaid at September 30, 2003.

Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the year ended September 30, 2003, the Distribution Fee aggregated $287,813, of which $30,939 is unpaid at September 30, 2003.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2003, the Fund's custodian and transfer agent fees were reduced by $385 and $0, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Redemption in Kind

On October 7, 2002, accounts held through a single broker dealer redeemed out of the Fund. The redemption was primarily paid "in-kind" totaling $401,795,125 which represented 90% of the Fund's net assets on October 7, 2002.

Report of Ernst & Young LLP, Independent Auditors

To the Trustees and Shareholders of
Tax-Exempt California Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Tax-Exempt California Money Market Fund (the "Fund"), as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt California Money Market Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
November 14, 2003

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended September 30, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of September 30, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
John W. Ballantine (57) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems); American Healthways, Inc. (provider of disease and care management services).	82
Lewis A. Burnham (70) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	82
Donald L. Dunaway (66) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	82
James R. Edgar (57) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty-care products).	82
Paul K. Freeman (53) Trustee, 2002-present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	82
Robert B. Hoffman (66) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999).	82
Shirley D. Peterson (62) Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of automotive components and subsystems); Trustee, Bryn Mawr College.	82
Fred B. Renwick (73) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	82

Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William P. Sommers (70) Trustee, 1979-present[5]	Retired; formerly, President and Chief Executive Officer, SRI International (research and development) (1994-1998); prior thereto, Executive Vice President, lameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm). Directorships: PSI Inc. (satellite engineering and components); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena); Guckenheimer Enterprises (executive food services).
		82
John G. Weithers (70) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	82

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
201
Joseph Benevento (35) Vice President, 2003-present	Director, Deutsche Asset Management	n/a
Philip J. Collora (57) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Kenneth Murphy[4] (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[4] (46) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000-present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone[4] (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins[4] (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[4] (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
John Millette[4] (41) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[3] (33) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Caroline Pearson[4] (41) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: Two International Place, Boston, Massachusetts
5 Mr. Sommers has taken leave of absence from the fund's Board until December 31, 2003.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, September 30, 2003, the Tax-Exempt California Money
Market  Fund has  adopted a code of ethics,  as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial  Officer.  A
copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt California Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               November 24, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               November 24, 2003
                                    ---------------------------